Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Short-term Debt [Line Items]
Short-term borrowings	¥ 227,207	¥ 129,656
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term borrowings	40,804	41,004
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term borrowings	15,000
Unsecured Short-Term Loans from Financial Institutions Denominated in Foreign Currencies
Short-term Debt [Line Items]
Short-term borrowings	¥ 171,403	¥ 88,652